Consolidated Statements of Equity - USD ($)	Total	Common Stock	Additional Paid-in Capital	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss)	Successor [Member]	Reorganization adjustments [Member]	Parent Company [Member]	MPM Inc [Member] Accumulated Other Comprehensive Income (Loss)
Common Stock, Shares, Outstanding	100
Cancellation of predecessor company equity	$ (162,000,000)			$ 713,000,000	$ (162,000,000)
Balance at Dec. 31, 2013	(1,480,000,000)	0	$ 716,000,000	(2,398,000,000)	202,000,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Sale of business to related party	(3,000,000)		(3,000,000)
Net Income (Loss) Attributable to Parent	1,685,000,000			1,685,000,000
Other Comprehensive Income (Loss), Net of Tax					(40,000,000)			$ (40,000,000)
Balance at Oct. 24, 2014	0	0	0	0	0		$ 2,578,000,000
Issuance of Successor Company common stock	857,000,000
Balance at Oct. 25, 2014	857,000,000	$ 0	857,000,000	0	0	$ 857,000,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock Issued During Period, Shares, New Issues		48,000,000
Additional paid-in capital (Predecessor)							(713,000,000)
Accumulated Other Comprehensive Income (Loss), Net of Tax							0
Additional paid-in capital (Successor)							857,000,000
Balance at Oct. 24, 2014	0	$ 0	0	0	0		$ 2,578,000,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income (Loss) Attributable to Parent	(60,000,000)			(60,000,000)
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Gain (Loss) Arising During Period, Net of Tax	(29,000,000)
Other Comprehensive Income (Loss), Net of Tax	(28,000,000)				(28,000,000)
Balance at Dec. 31, 2014	$ 769,000,000	0	857,000,000	(60,000,000)	(28,000,000)
Additional paid-in capital (Predecessor)						0
Common Stock, Shares, Outstanding	48,000,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accumulated Other Comprehensive Income (Loss), Net of Tax						0
Additional paid-in capital (Successor)						$ 857,000,000
Common Stock, Shares, Outstanding	48,000,000
Accumulated Other Comprehensive Income (Loss), Net of Tax	$ (28,000,000)
Allocated Share-based Compensation Expense	3,000,000		3,000,000
Net Income (Loss) Attributable to Parent	(83,000,000)
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest				(83,000,000)
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Gain (Loss) Arising During Period, Net of Tax	(63,000,000)
Other Comprehensive Income (Loss), Net of Tax	(64,000,000)				(64,000,000)				$ (64,000,000)
Balance at Dec. 31, 2015	626,000,000	$ 0	861,000,000	(143,000,000)	(92,000,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock Issued During Period, Shares, New Issues		0
Stock Issued During Period, Value, New Issues
Proceeds from Issuance of Common Stock	$ 1,000,000		1,000,000
Common Stock, Shares, Outstanding	48,000,000
Accumulated Other Comprehensive Income (Loss), Net of Tax	$ (92,000,000)
Net Income (Loss) Attributable to Parent	(45,000,000)
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Gain (Loss) Arising During Period, Net of Tax	67,000,000
Other Comprehensive Income (Loss), Net of Tax	86,000,000
Net Other Comprehensive Income	86,000,000
Balance at Dec. 31, 2015	626,000,000	0	861,000,000	(143,000,000)	(92,000,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Allocated Share-based Compensation Expense	3,000,000		3,000,000
Net Income (Loss) Attributable to Parent	(163,000,000)			(163,000,000)
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Gain (Loss) Arising During Period, Net of Tax	(1,000,000)
Other Comprehensive Income (Loss), Net of Tax	16,000,000				16,000,000
Balance at Dec. 31, 2016	482,000,000	$ 0	864,000,000	(306,000,000)	(76,000,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock Issued During Period, Shares, New Issues		0
Stock Issued During Period, Value, New Issues
Proceeds from Issuance of Common Stock	0
Net Income (Loss) Attributable to Parent	(17,000,000)
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Gain (Loss) Arising During Period, Net of Tax	8,000,000
Other Comprehensive Income (Loss), Net of Tax	7,000,000
Net Other Comprehensive Income	7,000,000
Accumulated Other Comprehensive Income (Loss), Net of Tax	$ (6,000,000)
Common Stock, Shares, Outstanding	48,000,000	48,058,114
Accumulated Other Comprehensive Income (Loss), Net of Tax	$ (76,000,000)
Allocated Share-based Compensation Expense	3,000,000	$ 0	3,000,000	0	0
Net Income (Loss) Attributable to Parent	(19,000,000)	0	0	(19,000,000)	0
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Gain (Loss) Arising During Period, Net of Tax	42,000,000
Other Comprehensive Income (Loss), Net of Tax	51,000,000	0	0	0
Balance at Sep. 30, 2017	517,000,000	$ 0	867,000,000	(325,000,000)	(25,000,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock Issued During Period, Shares, New Issues		63,520
Proceeds from Issuance of Common Stock	0	$ 0	0	0	0
Net Other Comprehensive Income									51,000,000
Accumulated Other Comprehensive Income (Loss), Net of Tax	(35,000,000)
Net Income (Loss) Attributable to Parent	(8,000,000)
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Gain (Loss) Arising During Period, Net of Tax	11,000,000
Other Comprehensive Income (Loss), Net of Tax	10,000,000
Balance at Sep. 30, 2017	517,000,000	$ 0	$ 867,000,000	$ (325,000,000)	$ (25,000,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Other Comprehensive Income									$ 10,000,000
Common Stock, Shares, Outstanding		48,121,634
Accumulated Other Comprehensive Income (Loss), Net of Tax	$ (25,000,000)